ADVANCED TO SUPPLIERS	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
ADVANCED TO SUPPLIERS

Note 4 — ADVANCED TO SUPPLIERS

	As of
	March 31, 2025	June 30 2024
Advanced to suppliers-third parties	$10,837,402	$8,514,694
Advanced to suppliers-related parties	$1,299,565	1,194,205
Total advanced to suppliers	$12,136,967	$9,708,899

For the nine months ended March 31, 2025 and 2024, the Company assessed its collectability and did not provide any allowance for credit losses since the Company expected the suppliers to fulfill their obligations in the short term.

Gamehaus Inc [Member]
ADVANCED TO SUPPLIERS

Note 4 — ADVANCED TO SUPPLIERS

	As of June 30,
	2024	2023
Advanced to suppliers-third parties	$8,514,694	$8,093,289
Advanced to suppliers-related parties	1,194,205	3,719,589
Total advanced to suppliers	$9,708,899	$11,812,878

For the years ended June 30, 2024 and 2023, the Company assessed its collectability and did not provide any allowance for credit losses since the Company expected the suppliers to fulfill their obligations in the short term.